Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	[2]	Jun. 30, 2018	Jun. 30, 2017	[2]
Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ (418)	$ 2,617	[1]	$ (1,072)	$ 2,828	[1],[3]
Items That Will Not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits	2	(6)		(5)	(9)
Items That May be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment	97	(99)		217	(142)
Total Other Comprehensive Income (Loss), Net of Tax	99	(105)		212	(151)
Comprehensive Income (Loss)	$ (319)	$ 2,512		$ (860)	$ 2,677

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[2]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.